Shareholder Report, Holdings (Details) - Advantage CoreAlpha Bond Master Portfolio	Jun. 30, 2026	[1]
AAA/Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[2],[3]
AA/Aa [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[2]
A [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[2]
BBB/Baa [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[2]
BB/Ba [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[2]
B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[2]
CCC/Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
N/R [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
U.S. Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.60%
Non-Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Municipal Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Capital Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]

[1]	Excludes short-term securities, short investments and options, if any.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[4]	Rounds to less than 0.1%.